Document and Entity Information	May 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001822462
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	Foghorn Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39634
Entity Tax Identification Number	47-5271393
Entity Address, Address Line One	500 Technology Square
Entity Address, Address Line Two	Ste 700
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	586-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FHTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false